UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders.

Jensen Investment Management®

Jensen Value Fund
Class J Shares – JNVSX
Class I Shares – JNVIX

Semi-Annual Report, November 30, 2011

Uncompromising Quality.

Jensen Value Fund

Letter from the Investment Adviser

DEAR FELLOW SHAREHOLDERS,

The Jensen Value Fund – Class J Shares – returned -6.82% during the six months ended November 30, 2011, compared to a return of -9.29% for the Russell 3000 Value Index. Please see pages 3 through 4 of this report for complete standardized performance information for the Fund.

Market Perspective

Over the last six months U.S. equity markets appeared to reflect world economic and geopolitical concerns, ultimately delivering negative returns in nearly every sector within the Russell 3000 Value Index. Only the Utilities sector showed a positive return. Even the traditionally defensive Consumer Staples sector was negative. These returns marked a contrast to returns earlier in the calendar year, negating substantially all of the positive returns generated as investors continued to hope for an economic rebound that ultimately did not materialize in a way that matched expectations.

Investors appear to once again be approaching the markets with uncertainty and fear, which has driven an increasing amount of volatility over the last six months. This is certainly understandable given the broad array of issues that have unfolded, including: the domestic budgetary showdown and subsequent credit rating downgrade of U.S. debt, European sovereign debt levels and European Union survival, global economic fallout from natural disasters in Japan and Thailand, Middle East tensions, persistent domestic underemployment and continued weakness in the domestic housing market.

In keeping with the Fund’s principal investment strategies, stock selection was determined by a quantitative investment process which utilizes a multi-factor model based on business fundamentals. For the six months ended November 30, 2011, the Fund’s performance relative to the benchmark was aided by an underweighting of Financial companies and an overweighting of Health Care companies. Specific company exposure within the Information Technology and Consumer Discretionary sectors also helped boost performance.

The Fund’s underweighting in the Utilities and Energy sectors, relative to the benchmark, detracted from the portfolio’s performance. These two sectors typically produce few companies with the long track record of strong profitability, as measured by a history of 15% Return on Equity for 10 years, as determined by Jensen Investment Management (the “Adviser”), which is required for investment by the Fund. At the company level, the Fund’s performance was most negatively impacted by specific companies within the Consumer Staples and Health Care sectors. As of November 30, 2011, there were 51 companies held in the Jensen Value Fund.

The top contributor to Fund performance for the six months ended November 30, 2011, was Bristol Myers Squibb, a large-scale, global pharmaceutical company. The company’s products include chemically-synthesized drugs and other drug products produced from biological processes, which are used by medical professionals to treat a variety of illnesses. Investors reacted favorably to strong financial results and several increases in management’s revenue and earnings forecasts for fiscal year 2011.

The top performance detractor during the six months ended November 30, 2011 was Federated Investors, a provider of investment management products and financial services, including mutual funds and separate accounts. During this period, the company announced two quarters of earnings and revenue declines, most of which were larger than expected by industry analysts.

The Jensen Value Fund’s Strategy

The Jensen Value discipline was created to capture a subset of the Adviser’s universe of high quality companies typically not included in the Jensen Quality Growth strategy. The Value strategy was created when the Adviser undertook a 2006 study to better understand our universe of qualifying companies, how each stock had historically performed over long periods, and how we might improve the firm’s existing investment process. In addition to instituting enhancements for managing our flagship Quality Growth strategy, we found that an investment strategy could be created whose goal was to capture the benefits of quality companies with more traditional “value” characteristics.

After additional research and preparation, two accounts were funded in late 2007 to be managed using this new value-oriented strategy. After another two-plus years, and some process refinements, a mutual fund version of the strategy -- the Jensen Value Fund -- was launched on March 31, 2010.

We believe that the Jensen Value strategy offers a distinctive value exposure. As the advisor to both the Jensen Quality Growth Fund*, a registered open-end mutual fund, and the Jensen Value Fund, we select companies from the same universe of high Return on Equity companies. The traditional definitions of “growth” and “value” investing deliver divergent groups of stocks, judged by such measures as price-to-earnings, price-to-book value and earnings growth. The emphasis on seeking quality companies with the most persistent business performance for the Jensen Quality Growth Fund leads us to mostly large capitalization companies. The primary emphasis on stock valuation for the
____________________

*	The Jensen Portfolio, Inc. adopted the assumed business name (or doing business as name) “Jensen Quality Growth Fund” effective September 30, 2011.

1

Jensen Value Fund

Jensen Value Fund is expected to result in a mix of small-, medium- and large-capitalization companies with the greatest concentration in mid-caps. In addition, we expect the Value strategy’s sensitivity to valuation to result in significant portfolio turnover. Nonetheless, the companies in our investment universe must continue to meet a minimum 15% Return on Equity per year, as determined by the Adviser, which we believe is a fundamental requirement for profitable business operations.

At Jensen we have always believed in “eating our own cooking,” as evidenced by the firm’s Principals having a significant portion of their personal liquid net worth invested alongside fellow shareholders in both of the Jensen Funds. We believe the Jensen Value Fund offers important diversification benefits, and that our research into this strategy and years of analyzing our universe of quality, high Return on Equity companies, may help us avoid the ranks of uninspired offerings. We invite you to find additional information about the Jensen Value Fund at www.jenseninvestment.com.

We appreciate your confidence in Jensen. We remain committed to our investment responsibilities.

Cordially,

The Jensen Investment Committee

This discussion and analysis of the Fund is as of November 30, 2011 and is subject to change; any forecasts made cannot be guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results. Fund holdings and sector weightings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the financial statements and schedule of investments headings of this report.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in mid- and smaller-capitalization companies, which involve additional risks such as limited liquidity and greater volatility. Diversification does not assure a profit or protect against loss in a declining market.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, and one cannot invest directly in the Index.

Return on Equity Is equal to a company’s after-tax earnings (excluding non-recurring items) divided by its average stockholder equity for the year.

Earnings Per Share (EPS) is the net income of a company divided by the total number of shares it has outstanding.

Earnings Per Share Growth (EPS Growth) is the year-over-year percent change in a company’s earnings per share.

Price/Book (P/B) Ratio is calculated by dividing the current price of the stock by the company’s book value per share.

Price/Earnings (P/E) Ratio is a measure that compares the price of a stock to the earnings of the underlying company. The trailing P/E ratio is calculated by dividing current price of the stock by the company’s past year earnings per share. The leading (forward) P/E ratio is calculated by dividing current price of the stock by the company’s predicted future year earnings per share, as determined by market consensus.

Must be preceded or accompanied by a prospectus for the Jensen Value Fund.

To obtain a prospectus for The Jensen Quality Growth Fund, call 1.800.992.4144 or visit www.jenseninvestment.com. The fund’s investment objectives, risks, fees and expenses, must be considered carefully before investing. The prospectus contains this and other important information about the investment company. Please read it carefully before investing.

The Jensen Quality Growth Fund and Jensen Value Fund are distributed by Quasar Distributors, LLC.

2

Jensen Value Fund

Average Annual Total Returns – FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (Unaudited)

			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	MARCH 31, 2010
Jensen Value Fund - Class J	(6.82)%	6.88%	3.25%
Russell 3000 Value Index	(9.29)%	5.72%	3.77%

The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The chart at the top of the page assumes an initial gross investment of $10,000 made on March 31, 2010, the inception date for Class J shares. Returns shown include the reinvestment of all fund distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month-end may be obtained by calling 800-992-4144 or by visiting www.jenseninvestment.com.

3

Jensen Value Fund

Average Annual Total Returns – FOR THE SIX MONTHS ENDED NOVEMBER 30, 2011 (Unaudited)

			SINCE INCEPTION
	SIX MONTHS	ONE YEAR	MARCH 31, 2010
Jensen Value Fund - Class I	(6.75)%	7.03%	3.43%
Russell 3000 Value Index	(9.29)%	5.72%	3.77%

The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on March 31, 2010, the inception date for Class I shares. Returns shown include the reinvestment of all fund distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month-end may be obtained by calling 800-992-4144 or by visiting www.jenseninvestment.com.

4

Jensen Value Fund

5

Jensen Value Fund

Statement of Assets & Liabilities

November 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $14,930,801)	$14,391,710
Income receivable	46,057
Receivable for capital stock issued	5,000
Receivable from Investment Adviser	1,506
Other assets	13,212
Total Assets	14,457,485

Liabilities:
Payable for capital stock redeemed	56,000
Payable for distribution fees	2,720
Payable to affiliates	14,974
Accrued expenses and other liabilities	18,668
Total Liabilities	92,362
NET ASSETS	$14,365,123

NET ASSETS CONSIST OF:
Capital stock	14,120,819
Unrealized depreciation on investments	(539,091)
Accumulated undistributed net investment income	56,137
Accumulated undistributed net realized gain	727,258
Total Net Assets	$14,365,123

NET ASSETS CONSIST OF:
Class J Shares:
Net assets	$10,378,459
Shares of beneficial interest outstanding	994,758
Net Asset Value, Offering Price and Redemption Price Per Share
(unlimited number of shares authorized, $.001 par value)	$10.43

Class I Shares:
Net assets	$3,986,664
Shares of beneficial interest outstanding	381,737
Net Asset Value, Offering Price and Redemption Price Per Share
(unlimited number of shares authorized, $.001 par value)	$10.44

6	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Schedule of Investments

November 30, 2011 (Unaudited)

SHARES		VALUE
	Common Stocks - 99.75%

	Aerospace & Defense - 7.90%
5,690	Alliant Techsystems, Inc.	$334,800
5,540	General Dynamics Corp.	365,972
1,260	Rockwell Collins, Inc.	69,174
4,760	United Technologies Corp.	364,616
		1,134,562
	Air Freight & Logistics - 0.49%
980	United Parcel Service, Inc.	70,315

	Capital Markets - 7.19%
14,780	Eaton Vance Corp.	355,163
18,680	Federated Investors, Inc.	296,452
14,000	Waddell & Reed Financial, Inc.	380,520
		1,032,135
	Commercial Banks - 2.64%
8,270	Westamerica Bancorporation	379,676

	Commercial Services &
	Supplies - 4.81%
15,900	Deluxe Corp.	363,474
17,600	Pitney Bowes, Inc.	327,888
		691,362
	Computers & Peripherals - 5.28%
22,180	Dell, Inc. (a)	349,557
12,200	Lexmark International, Inc. (a)	408,212
		757,769
	Containers & Packaging - 2.52%
10,320	Ball Corp.	362,335

	Distributors - 0.50%
1,220	Genuine Parts Co.	71,370

	Diversified Consumer
	Services - 6.12%
7,690	Apollo Group, Inc. (a)	372,811
5,350	ITT Educational Services, Inc. (a)	294,036
2,180	Strayer Education, Inc.	212,027
		878,874
	Food & Staples Retailing - 10.09%
15,180	Kroger Co.	351,872
13,420	Sysco Corp.	383,007
10,600	Walgreen Co.	357,432
6,080	Wal-Mart Stores, Inc.	358,112
		1,450,423
	Food Products - 2.44%
10,740	Campbell Soup Co.	350,124

	Health Care Equipment &
	Supplies - 4.98%
10,450	Medtronic, Inc.	380,694
6,620	Zimmer Holdings, Inc. (a)	334,641
		715,335
	Health Care Providers &
	Services - 13.93%
8,080	CIGNA Corp.	357,378
5,300	Davita, Inc. (a)	403,754
9,140	Express Scripts, Inc. (a)	417,241
840	Laboratory Corp. of
	America Holdings (a)	72,005
6,380	Quest Diagnostics, Inc.	374,251
7,680	UnitedHealth Group, Inc.	374,554
		1,999,183
	Household Products - 0.66%
1,040	Colgate-Palmolive Co.	95,160

	Industrial Conglomerates - 0.50%
880	3M Co.	71,315

	IT Services - 5.05%
6,320	Accenture PLC (b)	366,117
8,120	Global Payments, Inc.	359,148
		725,265
	Media - 0.95%
1,600	Omnicom Group, Inc.	69,072
3,500	Valassis Communications, Inc. (a)	67,235
		136,307
	Multiline Retail - 0.94%
1,160	Family Dollar Stores, Inc.	68,927
1,260	Target Corp.	66,402
		135,329
	Personal Products - 1.81%
15,280	Avon Products, Inc.	259,760

	Pharmaceuticals - 6.93%
8,710	Bristol-Myers Squibb Co.	284,991
9,540	Eli Lilly & Co.	361,089
11,680	Forest Laboratories, Inc. (a)	349,933
		996,013

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	7

Jensen Value Fund

SHARES		VALUE
	Road & Rail - 2.72%
8,460	Landstar System, Inc.	$391,444

	Software - 2.37%
13,320	Microsoft Corp.	340,726

	Specialty Retail - 8.93%
1,080	Advance Auto Parts, Inc.	74,758
25,480	Aeropostale, Inc. (a)	395,195
13,470	Best Buy, Inc.	364,902
26,750	RadioShack Corp.	307,090
780	Ross Stores, Inc.	69,490
1,170	TJX Cos, Inc.	72,189
		1,283,624

	Total Common Stocks
	(Cost $14,867,497)	14,328,406

PRINCIPAL
AMOUNT
	Short-Term Investments - 0.44%

	Money Market Funds - 0.44%
$63,304	Fidelity Institutional Government
	Portfolio - Class I, 0.10% (c)	63,304
	Total Short-Term Investments
	(Cost $63,304)	63,304

	Total Investments
	(Cost $14,930,801) - 100.19%	14,391,710

	Liabilities in Excess of
	Other Assets - (0.19)%	(26,587)
	TOTAL NET ASSETS - 100.00%	$14,365,123

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	Variable rate security; the rate shown represents the rate at November 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

8	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Statement of Operations

For the Six Months Ended November 30, 2011 (Unaudited)

Investment Income:
Dividend income	$161,452
Interest income	11
161,463

Expenses:
Investment advisory fees	50,645
Federal and state registration fees	14,190
12b-1 fees - Class J	12,209
Administration fees	8,211
Audit and tax fees	8,166
Custody fees	7,815
Fund accounting fees	6,420
Legal fees	5,199
Reports to shareholders	4,941
Transfer agent fees	4,140
Chief Compliance Officer
fees and expenses	3,828
Transfer agent expenses	3,675
Trustees’ fees and expenses	2,814
Shareholder servicing fees - Class I	1,279
Other	4,308
Total expenses	137,840
Less waivers and reimbursement
by Advisor (Note 4)	(56,117)
Net expenses	81,723

NET INVESTMENT INCOME	79,740

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investment
transactions	194,562
Change in unrealized depreciation on
investments	(1,156,280)

Net loss on investments	(961,718)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(881,978)

Statement of Changes in
Net Assets

	SIX MONTHS
	ENDED
	NOVEMBER 30,
	2011	YEAR ENDED
	(UNAUDITED)	MAY 31, 2011

Operations:
Net investment income	$79,740	$79,939
Net realized gain on
investment transactions	194,562	668,337
Change in unrealized
appreciation (depreciation)
on investments	(1,156,280)	865,652
Net increase in net assets
resulting from operations	(881,978)	1,613,928

Capital Share Transactions:
Shares sold - Class J	2,437,792	4,967,482
Shares sold - Class I	753,380	1,794,927
Shares issued to holders
in reinvestment of
dividends - Class J	31,174	43,917
Shares issued to holders
in reinvestment of
dividends - Class I	14,092	18,173
Shares redeemed - Class J	(629,103)	(814,490)
Shares redeemed - Class I	(166)	(13,687)
Net increase	2,607,169	5,996,322

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income -
J Shares	(31,174)	(43,917)
Net investment income -
I Shares	(14,092)	(18,173)
Total dividends and
distributions	(45,266)	(62,090)

INCREASE IN NET ASSETS	1,679,925	7,548,160

NET ASSETS:
Beginning of period	$12,685,198	5,137,038
End of period	$14,365,123	$12,685,198
ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME	$56,137	$21,663

(1)	The Fund commenced operations on March 31, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	9

Jensen Value Fund

Financial Highlights

Class J

	SIX MONTHS ENDED NOVEMBER 30, 2011 (UNAUDITED)	YEAR ENDED MAY 31, 2011	PERIOD ENDED MAY 31, 2010(1)
Per Share Data:
Net asset value, beginning of period	$11.23	$9.34	$10.00

Income from investment operations:
Net investment income(2)	0.06	0.10	0.01
Net realized and unrealized gains (losses) on investments	(0.83)	1.87	(0.67)
Total from investment operations	(0.77)	1.97	(0.66)

Less distributions:
Dividends from net investment income	(0.03)	(0.08)	—
Total distributions	$(0.03)	$(0.08)	—

Net asset value, end of period	$10.43	$11.23	$9.34

Total return(3)	(6.82)%	21.19%	(6.60)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$10,378	$9,183	$3,832

Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)	2.09%	2.78%	9.16%
After waivers and reimbursements of expenses(4)	1.25%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses(4)	0.30%	(0.59)%	(7.16)%
After waivers and reimbursements of expenses(4)	1.14%	0.94%	0.75%

Portfolio turnover rate(3)	46.14%	120.51%	97.77%

(1)	The Fund commenced operations on March 31, 2010.

(2)	Per share amounts are calculated using the average shares outstanding method.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

10	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Financial Highlights

Class I

	SIX MONTHS
	ENDED
	NOVEMBER 30,
	2011	YEAR ENDED	PERIOD ENDED
	(UNAUDITED)	MAY 31, 2011	MAY 31, 2010(1)
Per Share Data:
Net asset value, beginning of period	$11.24	$9.35	$10.00

Income from investment operations:
Net investment income(2)	0.07	0.11	0.01
Net realized and unrealized gains (losses) on investments	(0.83)	1.87	(0.66)
Total from investment operations	(0.76)	1.98	(0.65)

Less distributions:
Dividends from net investment income	(0.04)	(0.09)	—
Total distributions	$(0.04)	$(0.09)	—

Net asset value, end of period	$10.44	$11.24	$9.35

Total return(3)	(6.75)%	21.33%	(6.50)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$3,987	$3,503	$1,305

Ratio of expenses to average net assets
Before waivers and reimbursements of expenses(4)	1.91%	2.61%	10.99%
After waivers and reimbursements of expenses(4)	1.10%	1.10%	1.10%

Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses(4)	0.48%	(0.42)%	(9.07)%
After waivers and reimbursements of expenses(4)	1.29%	1.09%	0.82%

Portfolio turnover rate(3)	46.14%	120.51%	97.77%

(1)	The Fund commenced operations on March 31, 2010.

(2)	Per share amounts are calculated using the average shares outstanding method.

(3)	Not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	11

Jensen Value Fund

Notes to Financial Statements

November 30, 2011 (Unaudited)

1. Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Jensen Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on March 31, 2010. The Fund currently offers Class J and Class I shares. Class J shares are subject to a 0.25% distribution fee and Class I shares are subject to a 0.10% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single share class. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation – Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1	-	Quoted prices in active markets for identical securities.

• Level 2	-	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$14,328,406	$—	$—	$14,328,406
Total Equity	14,328,406	—	—	14,328,406
Short-Term
Investments	63,304	—	—	63,304
Total Investments
in Securities	$14,391,710	$—	$—	$14,391,710

(1)	See the Schedule of Investments for industry classifications.

12

Jensen Value Fund

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3. During the six months ended November 30, 2011, there were no significant transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the fiscal year.

(b) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the six months ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(c) Distributions to Shareholders – The Fund will declare and distribute any net investment income quarterly. The Fund will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(f) Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Class J shares. Shareholder servicing fees are expensed at up to 0.10% of the average daily net assets of Class I shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g) Other – Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. Federal Tax Matters

The Fund paid distributions of $62,090 during the year ended May 31, 2011, which were classified as ordinary income for tax purposes. The Fund did not pay any distributions during the fiscal period ended May 31, 2010.

The components of accumulated earnings (losses) on a tax basis as of May 31, 2011 were as follows:

Cost basis of investments for
federal income tax purposes	$12,555,903
Gross tax unrealized appreciation	931,251
Gross tax unrealized depreciation	(337,587)
Net tax unrealized appreciation	$593,664
Undistributed ordinary income	478,120
Undistributed long-term capital gain	99,764
Total distributable earnings	$577,884
Other accumulated losses	$––
Total accumulated gains	$1,171,548

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.

On June 20, 2011 and June 21, 2011, the Fund declared and paid, respectively, a distribution from ordinary income of $15,295 and $6,864 for Class J and Class I, respectively.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2011, the following reclassifications were made for permanent tax adjustments:

Accumulated Net Investment
Income (Loss)	$(496)
Accumulated Net Realized Gain	$498
Capital Stock	$(2)

4. Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the

13

Jensen Value Fund

Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% and 1.10% (the “Expense Limitation Caps”) of the Fund’s average daily net assets, for Class J and Class I shares, respectively. For the six months ended November 30, 2011, expenses of $40,991 and $15,126 were waived or reimbursed by the Adviser for Class J and Class I shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Caps in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2013	$47,462
May 31, 2014	$124,413
November 30, 2014	$56,117

5. Distribution and Shareholder Servicing Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class J shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of the Fund’s average daily net assets of Class I shares is payable to other financial institutions for shareholder servicing. During the six months ended November 30, 2011, the Fund accrued expenses of $12,209 pursuant to the 12b-1 Plan. As of November 30, 2011, the Distributor was owed fees of $2,720.

6. Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund. Fees for these services are calculated in accordance with the executed agreements. This same Trustee is also an interested person of the Distributor. The Chief Compliance Officer is also an employee of USBFS. For the six months ended November 30, 2011, the Fund was allocated $3,828 of the Trust’s Chief Compliance Officer fees and expenses.

7. Capital Share Transactions

Transactions in shares of the Fund were as follows:

	SIX MONTHS
	ENDED
	NOVEMBER 30,
	2011	YEAR ENDED
	(UNAUDITED)	MAY 31, 2011
Class J Shares
Shares sold	235,706	485,144
Shares issued in
reinvestment of
dividends	3,065	4,401
Shares redeemed	(61,611)	(82,083)
Net increase	177,160	407,462

Class I Shares
Shares sold	68,778	171,435
Shares issued in
reinvestment of
dividends	1,385	1,816
Shares redeemed	(18)	(1,340)
Net increase	70,145	171,911

8. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2011, were $8,936,139 and $6,186,077, respectively. For the six months ended November 30, 2011, there were no purchases or sales of U.S. government securities for the Fund.

9. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2011, Pershing, LLC, for the benefit of its customers, held 91.66% and 66.85% of the outstanding shares of Class J and Class I, respectively.

10. Line of Credit

At November 30, 2011, the Fund had a line of credit in the amount of $1,000,000, which matures on August 15, 2012. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended November 30, 2011, the Fund borrowed on the line of credit on five days, with an average borrowing and interest rate on those days of $217,200 and 3.25% respectively. Interest expense of $103 incurred during the fiscal year is included within other expenses on the Statement of Operations. The November 8, 2011 balance of $221,000 was the maximum amount of borrowings during the period ended November 30, 2011.

14

Jensen Value Fund

11. Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the May 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is May 31, 2012 of the taxable year.

15

Jensen Value Fund

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

  information we receive about you on applications or other forms;

  information you give us orally; and

  information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

16

Jensen Value Fund

Expense Example – November 30, 2011 (Unaudited)

As a shareholder of the Jensen Value Fund (the “Fund”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing (12b-1) fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 – November 30, 2011).

Actual Expenses

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $12.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees which, although not charged by the Fund, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example Tables

Jensen Value Fund – Class J

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	JUNE 1, 2011	NOVEMBER 30, 2011	JUNE 1, 2011 – NOVEMBER 30, 2011
Actual	$1,000.00	$ 931.80	$6.04
Hypothetical (5% return before expenses)	1,000.00	1,018.75	6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/166 to reflect the one-half year period.

Jensen Value Fund – Class I

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	JUNE 1, 2011	NOVEMBER 30, 2011	JUNE 1, 2011 – NOVEMBER 30, 2011
Actual	$1,000.00	$ 932.50	$5.31
Hypothetical (5% return before expenses)	1,000.00	1,000.00	5.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

17

Jensen Value Fund

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

The Fund designated 38% of dividends declared during the fiscal year ended May 31, 2011 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Fund designated 38% of dividends declared from net investment income during the fiscal year ended May 31, 2011 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Additional Information Applicable to Foreign Shareholders Only:
The Fund designated 0.01% of ordinary income distributions as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

2. AVAILABILITY OF PROXY VOTING INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-992-4144. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 800-992-4144, or by accessing the SEC’s website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

4. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-992-4144.

18

Jensen Value Fund

Independent Trustees

				NUMBER OF
		TERM OF	PRINCIPAL	PORTFOLIOS	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION(S)	IN TRUST	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
NAME, ADDRESS AND AGE	THE TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE

Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–Present).	28	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–Present).	28	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–Present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	28	Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies); Ramius IDF, LLC, (a closed-end investment company).

19

Jensen Value Fund

Interested Trustee and Officers

NUMBER OF
		TERM OF	PRINCIPAL	PORTFOLIOS	OTHER
	POSITION(S)	OFFICE AND	OCCUPATION(S)	IN TRUST	DIRECTORSHIPS
	HELD WITH	LENGTH OF	DURING THE PAST	OVERSEEN	HELD BY
NAME, ADDRESS AND AGE	THE TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE

Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 49	Chairperson, President and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	28	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–Present).	N/A	N/A

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 64	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–Present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–Present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 37	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator U.S. Bancorp Fund Services, LLC (2002–Present).	N/A	N/A

Jesse Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 37	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator U.S. Bancorp Fund Services, LLC (2008–Present).	N/A	N/A

(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

20

Jensen
Investment
Management®

Investment Adviser

Jensen Investment Management, Inc.
5300 Meadows Road
Suite 250
Lake Oswego, OR 97035
800.992.4144
www.jenseninvestment.com

Fund Administrator, Transfer Agent, and Fund Accountant

Custodian

U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive
Suite 302
Milwaukee, WI 53212

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145

Distributor

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a- 3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 6, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	January 31, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	January 31, 2012

By (Signature and Title)*	/s/ John Buckel
John Buckel, Treasurer

Date	January 31, 2012

* Print the name and title of each signing officer under his or her signature.